CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
CONSOLIDATED FINANCIAL STATEMENT DETAILS	CONSOLIDATED FINANCIAL STATEMENT DETAILS
Accounts Receivable

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Accounts receivable	$46,067	$53,415
Allowance for doubtful accounts	(559)	(532)
Allowance for credit provisions*	(970)	(1,268)
Accounts receivable, net	$44,538	$51,615
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*Overage/usage charges are evaluated on a monthly basis, and any overage/usage charges determined by management as unlikely to be collected due to a customer disputing the charge or due to a concession are reserved. Reserved items are written off when deemed uncollectible or recognized as revenue if collected.
The Company incurred bad debt expense of $0.4 million, and $0.3 million, for the years ended December 31, 2022, and 2021, respectively.
Prepaid Expenses and Other Current Assets
The Company’s prepaid expenses and other current assets consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Prepaid expenses	8,362	6,333
Other current assets	5,122	1,030
Total Prepaid expenses and other current assets	$13,484	$7,363
Property and equipment
Major classes of property and equipment consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Computer hardware	$17,684	$15,747
Computer software	9,547	9,023
Furniture and fixtures	2,550	2,242
Networking equipment	7,715	8,089
Leasehold improvements	3,017	2,793
Total property and equipment	40,513	37,894
Less: accumulated depreciation	(28,614)	(25,654)
Property and equipment (net)	$11,899	$12,240
Depreciation expenses for the years ended December 31, 2022, and 2021, was $3.7 million, and $3.7 million, respectively.
Accrued Liabilities
The Company’s accrued liabilities consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Accrued payroll and related	$4,804	$13,103
Accrued cost of revenue	4,091	1,886
Accrued other expenses	3,970	5,552
Sales and other taxes payable	2,813	1,621
Finance Lease Obligation	115	191
Total accrued liabilities	$15,793	$22,353